Note Popular, Inc. (Holding company only) financial information (Statement of Cash Flows) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net Income	$ 216,691	$ 895,344	$ (313,490)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Equity in undistributed Earnings of Subsidiaries	0	0	0
Provision (reversal) for loan losses	170,016	241,478	263,369
Net accretion of discounts and amortization of premiums and deferred fees	(40,786)	(73,496)	278,576
Earnings from investments under the equity method	(31,288)	(24,373)	(39,578)
Deferred income tax (benefit) expense	61,574	(519,128)	43,512
(Gain) loss on:
Sale and valuation adjustments of investment securities	(1,962)	(141)	870
Net (increase) decrease in:
Trading securities	753,839	1,083,683	1,105,374
Net increase (decrease) in:
Interest payable	165	528	(707)
Other liabilities	(13,241)	(72,980)	30,937
Total adjustments	372,776	(225,209)	1,186,492
Net Cash Provided By Used In Operating Activities	589,467	670,135	873,002
Cash flows from investing activities:
Net (increase) decrease in money market investments	(710,125)	(357,706)	(963,933)
Proceeds from calls, paydowns, maturities and redemptions of investment securities:
Available-for-sale	1,227,966	1,362,712	1,722,650
Other	11,122	46,341	92,752
Proceeds from sale of:
Proceeds from the sale of investment securities available-for-sale	5,259	96,760	310,210
Proceeds from sale of other investment securities	9,021	14,950	37,104
Capital Contribution Subsidiaries			0
Return of capital from equity method investments	907	13,329	0
Return Of Capital From Wholly Owned Subsidiaries	0	0	0
Acquisition of premises and equipment	(100,320)	(62,656)	(51,046)
Proceeds from sale of foreclosed assets	83,357	141,145	150,115
Net cash (used in) provided by investing activities	(3,444,006)	238,339	25,452
Cash flows from financing activities:
Payments of notes payable	(254,816)	(737,889)	(1,059,290)
Proceeds from issuance of notes payable	165,047	277,398	781,905
Proceeds from issuance of common stock	7,437	6,226	5,394
Dividends paid	(65,932)	(19,257)	(3,723)
Repurchase of TARP related warrants	0	0	(3,000)
Net payments for repurchase of common stock	(2,186)	(1,984)	(3,236)
Net Cash Provided By Used In Financing Activities	2,853,259	(925,895)	(940,570)
Net (decrease) increase in cash and due from banks	(1,280)	(17,421)	(42,116)
Cash and due from banks at beginning of period	363,674	381,095	423,211
Cash and due from banks at end of period	362,394	363,674	381,095
Popular, Inc. Holding Co.
Cash flows from operating activities:
Net Income	216,691	895,344	(313,490)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Equity in undistributed Earnings of Subsidiaries	(146,287)	(890,165)	(171,998)
Provision (reversal) for loan losses	(35)	35	(200)
Net accretion of discounts and amortization of premiums and deferred fees	2,087	2	404,461
Earnings from investments under the equity method	(12,352)	(13,710)	(12,291)
Deferred income tax (benefit) expense	19	(186)	8,203
(Gain) loss on:
Sale and valuation adjustments of investment securities	(1,767)	0	0
Sale of stock in equity method investee			0
Net (increase) decrease in:
Trading securities	(620)	(380)	(288)
Other assets	4,473	8,781	4,736
Net increase (decrease) in:
Interest payable	0	0	7,066
Other liabilities	(3,854)	(5,622)	(180)
Total adjustments	(158,336)	(901,245)	239,509
Net Cash Provided By Used In Operating Activities	58,355	(5,901)	(73,981)
Cash flows from investing activities:
Net (increase) decrease in money market investments	9,857	(242,457)	(1,026)
Proceeds from calls, paydowns, maturities and redemptions of investment securities:
Available-for-sale	0	0	0
Other	0	0	1,000
Proceeds from sale of:
Proceeds from the sale of investment securities available-for-sale	278	0	0
Proceeds from sale of other investment securities	1,583	0	0
Capital Contribution Subsidiaries			(100,000)
Net decrease (increase) in advances to subsidiaries and affiliates	0	53,769	465,731
Net (originations) repayments on other loans	35	24	(279)
Return of capital from equity method investments	433	11,500
Return Of Capital From Wholly Owned Subsidiaries	14,000	203,000	210,000
Acquisition of premises and equipment	(953)	(1,079)	(1,075)
Premises and equipment and other productive assets	56	9	48
Proceeds from sale of foreclosed assets	434	0	0
Net cash (used in) provided by investing activities	25,723	24,766	574,399
Cash flows from financing activities:
Payments of notes payable	0	0	(936,000)
Proceeds from issuance of notes payable	0	0	450,000
Proceeds from issuance of common stock	7,437	6,226	5,394
Dividends paid	(65,932)	(19,257)	(3,723)
Repurchase of TARP related warrants			(3,000)
Net payments for repurchase of common stock	(2,098)	(1,984)	(3,236)
Net Cash Provided By Used In Financing Activities	(60,593)	(15,015)	(490,565)
Net (decrease) increase in cash and due from banks	23,485	3,850	9,853
Cash and due from banks at beginning of period	24,298	20,448	10,595
Cash and due from banks at end of period	$ 47,783	$ 24,298	$ 20,448